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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

                                                   1
Check here if Amendment [X]; Amendment Number:   ----
 This Amendment (Check only one.):  [X] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Traxis Partners LP
Address:  600 Fifth Avenue
          New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chris Crawford
Title:    Director of Operations / CCO
Phone:    212-332-5158

Signature, Place, and Date of Signing:

            /s/ Chris Crawford         New York, NY        1/19/2010
         ------------------------  --------------------  -------------
               [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number    Name

    28- __________________  __________________________
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:   18,628,579
                                         ------------

Form 13F Information Table Value Total:   373,317
                                         ------------
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number  Name

   _____   28- ________________  ____________________
   [Repeat as necessary.]

                              2nd Qtr 2009 Amend


                                                                                  Investment  Other   Voting  Voting  Voting
SECURITY             Title of Class    CUSIP    Value    Shares   SH/PRN PUT/CALL Discretion Managers  Sole   Shared   None
--------             --------------- --------- ------- ---------- ------ -------- ---------- -------- ------- ------  ------
ABBOTT LABS USD COM  COM             002824100    3831      81449   SH            Sole                      0      0   81449
AIRTRAN HOLDINGS INC COM             00949P108     622     100522   SH            Sole                 100522      0       0
ALASKA AIRLINES STK  COM             011659109     342      18743   SH            Sole                  18743      0       0
ALLEGIANT TRAVEL CO  COM             01748X102     513      12945   SH            Sole                  12945      0       0
AMR CORP USD COM     COM             001765106     181      45000   SH            Sole                      0      0   45000
BAKER HUGHES INC
  USD COM            COM             057224107     911      25000   SH            Sole                      0      0   25000
BANK OF AMERICA CORP COM             060505104    3089     234000   SH            Sole                 234000      0       0
BANK OF NEW YORK
  MELLON CORP        COM             064058100    2989     101885   SH            Sole                      0      0  101885
BIOTECH HOLDERS TR
  DEPOSITARY
  RECEIPTS REPR 20   DEPOSTRY RCPTS  09067D201     931      10000   SH            Sole                      0      0   10000
BROADCOM CORP USD
  COM                CL A            111320107    2681     108100   SH            Sole                      0      0  108100
CATERPILLAR INC USD
  COM                COM             149123101    3368     102000   SH            Sole                      0      0  102000
CENTEX STK           COM             152312104    1027     121426   SH            Sole                 121426      0       0
CHAMPION ENTR STK    COM             158496109       5      15000   SH            Sole                  15000      0       0
CISCO SYSTEMS INC
  USD COM            COM             17275R102    5452     292500   SH            Sole                      0      0  292500
CITIGROUP INC        COM             172967101    2531     852000   SH            Sole                 802000      0   50000
CONTINENTAL
  AIRLINES INC CL-B
  USD COM            CL B            210795308    1014     114700   SH            Sole                      0      0  114700
D.R. HORTON INC      COM             23331A109    2529     270236   SH            Sole                 270236      0       0
DEERE & CO COM       COM             244199105    3717      93000   SH            Sole                      0      0   93000
DELL INC USD COM     COM             24702R101     755      55000   SH            Sole                      0      0   55000
DESARROLLADORA
  HOMEX-ADR          SPONSORED ADR   25030W100    1785      64000   SH            Sole                  64000      0       0
DU PONT DE NEMOURS
  & CO E.I. USD.30   COM             263534109    2760     107750   SH            Sole                      0      0  107750
EMC CORP USD COM     COM             268648102    4086     312000   SH            Sole                      0      0  312000
ESTEE LAUDER CO INC
  USD CL-A COM       CL A            518439104     880      26924   SH            Sole                      0      0   26924
FINANCIAL SELECT
  SECTOR SPDR DE     SBI INT-FINL    81369Y605   14795    1236000   SH            Sole                1236000      0       0
FREEPORT-MCMORAN
  COPPER & GOLD      COM             35671D857    1003      20000   SH            Sole                      0      0   20000
GENERAL ELECTRIC CO
  USD COM            COM             369604103    3165     270100   SH            Sole                      0      0  270100
GENZYME CORP COMMON  COM             372917104     538       9670   SH            Sole                      0      0    9670
GOL LINHAS AEREAS
  INTEL-ADR          SP ADR REP PFD  38045R107    2609     460100   SH            Sole                 460100      0       0
GOLDMAN SACHS GROUP
  INC                COM             38141G104    1990      13500   SH            Sole                  13500      0       0
GOOGLE INC CL A      CL A            38259P508    4490      10650   SH            Sole                      0      0   10650
HAWAIIAN HOLDINGS
  INC                COM             419879101     494      82090   SH            Sole                  82090      0       0
HEALTH CARE SELECT
  SECTOR             SBI HEALTHCARE  81369Y209    6525     248000   SH            Sole                 248000      0       0
HOVNANIAN
  ENTERPRISES - A    CL A            442487203      24      10000   SH            Sole                  10000      0       0
INTEL CORP USD COM   COM             458140100    4702     284000   SH            Sole                      0      0  284000
INTERNATIONAL
  BUSINESS MACHINES
  CORP USD COM       COM             459200101    2870      27500   SH            Sole                      0      0   27500
IPATH MSCI INDIA
  INDEX ETN          IPMS INDIA ETN  06739F291    1225      25000   SH            Sole                      0      0   25000
ISHARES EMERGING MKT MSCI EMERG MKT  464287234   21745     674705   SH            Sole                 554705      0  120000
ISHARES FTSE/
  XINHUA CHINA 25    FTSE XNHUA IDX  464287184    6447     168000   SH            Sole                 143000      0   25000
ISHARES MSCI JAPAN
  INDEX              MSCI JAPAN      464286848    9307     987000   SH            Sole                 987000      0       0
ISHARES MSCI MEXICO  MSCI MEX INVEST 464286822   13126     356100   SH            Sole                 356100      0       0
ISHARES MSCI SOUTH
  KOREA INDEX        MSCI S KOREA    464286772    6621     190300   SH            Sole                 190300      0       0
ISHARES MSCI TAIWAN
  INDEX              MSCI TAIWAN     464286731   20596    2041141   SH            Sole                2041141      0       0
ISHARES RUSSELL
  2000 INDEX FUND
  (ETS)              RUSSELL 2000    464287655     764      15000   SH            Sole                      0      0   15000
ISHARES S&P 100
  INDEX FUND         S&P 100 IDX FD  464287101     215       5000   SH            Sole                      0      0    5000
JETBLUE AIRWAYS CORP COM             477143101     570     133554   SH            Sole                 133554      0       0
JOHNSON & JOHNSON
  USD COM            COM             478160104    6042     106360   SH            Sole                      0      0  106360
JP MORGAN CHASE & CO COM             46625H100    3462     101475   SH            Sole                  59500      0   41975
JUNIPER NETWORKS
  INC USD COM        COM             48203R104     822      34800   SH            Sole                      0      0   34800
KB FINANCIAL GROUP
  INC-ADR            SPONSORED ADR   48241A105    3597     108000   SH            Sole                 108000      0       0
KB HOME              COM             48666K109    1018      74391   SH            Sole                  74391      0       0
LAN AIRLINES
  SA-SPON ADR        SPONSORED ADR   501723100    2108     175300   SH            Sole                 175300      0       0
LENNAR CORP          CL A            526057104    1220     125852   SH            Sole                 125852      0       0
M I HOMES INC        COM             55305B101     134      13646   SH            Sole                  13646      0       0
MARKET VECTORS
  RUSSIA ETF         RUSSIA ETF      57060U506    2637     126300   SH            Sole                 126300      0       0
MDC HOLDINGS STK     COM             552676108    1087      36092   SH            Sole                  36092      0       0
MERCK & CO INC USD
  COM                COM             589331107    3994     142800   SH            Sole                      0      0  142800
MERITAGE CORPORATION COM             59001A102     571      30263   SH            Sole                  30263      0       0
MICROSOFT CORP USD
  COM                COM             594918104    5038     211900   SH            Sole                      0      0  211900
MOBILE TELESYSTEMS-
  SP ADR             SPONSORED ADR   607409109    6904     186950   SH            Sole                 186950      0       0
MORGAN STANLEY       COM NEW         617446448    5882     206289   SH            Sole                  31500      0  174789
MORGAN STANLEY
  CHINA A SHARE      COM             617468103    1507      47600   SH            Sole                  47600      0       0
NVR INC              COM             62944T105    2735       5443   SH            Sole                   5443      0       0
OIL SERVICE HOLDRS
  TRUST              DEPOSTRY RCPT   678002106    9866     101000   SH            Sole                 101000      0       0
PARKER-HANNIFIN
  CORP USD COM       COM             701094104    2491      57960   SH            Sole                      0      0   57960
PEPSICO INC USD COM  COM             713448108     990      18000   SH            Sole                      0      0   18000
PFIZER INC USD COM   COM             717081103    3714     247600   SH            Sole                      0      0  247600
PLUM CREEK TIMBER
  CO INC USD COM     COM             729251108    2680      90000   SH            Sole                      0      0   90000
POWERSHARES QQQ
  NASDAQ 100
  (NASDAQ)           UNIT SER 1      73935A104   74412    2045400   SH            Sole                2045400      0       0
POWERSHARES
  WINDERHILL CLEAN
  ENE                WNDRHLL CLN EN  73935X500    2229     221200   SH            Sole                      0      0  221200
PROCTER & GAMBLE CO
  USD COM            COM             742718109     710      13890   SH            Sole                      0      0   13890
PULTE HOMES INC      COM             745867101    1854     209940   SH            Sole                 209940      0       0
REPUBLIC AIRWAYS
  HOLDINGS IN        COM             760276105     290      44355   SH            Sole                  44355      0       0
RYLAND GROUP STK     COM             783764103     693      41321   SH            Sole                  41321      0       0
SCHLUMBERGER LTD
  CURACAO USD COM    COM             806857108    4897      90500   SH            Sole                      0      0   90500
SEMICONDUCTOR HLDRS
  TR DEPOSITORY
  RECEIPTS           DEP RCPT        816636203   14329     668000   SH            Sole                 668000      0       0
SKYWEST              COM             830879102     410      40219   SH            Sole                  40219      0       0
SOUTHWEST AIRLS STK  COM             844741108    1496     222305   SH            Sole                 222305      0       0
STANDARD PACIFIC STK COM             85375C101     194      95398   SH            Sole                  95398      0       0
TAIWAN
  SEMICONDUCTOR-SP
  ADR                SPONSORED ADR   874039100    5570     592000   SH            Sole                 592000      0       0
TAM SA-SPONSORED ADR SP ADR REP PFD  87484D103    2347     225500   SH            Sole                 225500      0       0
THOMAS & BETTS CORP
  USD COM            COM             884315102     596      20665   SH            Sole                      0      0   20665
TOLL BROTHERS STK    COM             889478103    2134     125766   SH            Sole                 125766      0       0
UNION PACIFIC CORP
  USD COM            COM             907818108     416       8000   SH            Sole                      0      0    8000
UNITED PARCEL
  SERVICE OF
  AMERICA INC CL-B
  USD COM            CL B            911312106     400       8000   SH            Sole                      0      0    8000
UNITED TECHNOLOGIES
  CORP USD COM       COM             913017109    3117      60000   SH            Sole                      0      0   60000
US AIRWAYS GROUP INC COM             90341W108     260     106944   SH            Sole                 106944      0       0
VIMPEL
  COMMUNICATIONS ADR SPONSORED ADR   68370R109    7892     670565   SH            Sole                 670565      0       0
VMWARE INC           COM             928563402    2470      90500   SH            Sole                      0      0   90500
WAL MART STORES INC
  USD COM            COM             931142103    1696      35000   SH            Sole                      0      0   35000
WEATHERFORD
  INTERNATIONAL LTD  REG             H27013103    4245     217000   SH            Sole                      0      0  217000
WELLS FARGO &
  COMPANY            COM             949746101    2341      96500   SH            Sole                  96500      0       0
                                               373,317 18,628,579
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